Fair Value Measurements - Summary of Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 45	$ 223
Derivatives		0
Derivatives	0
Not Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	152	184
Derivatives	262	43
Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	7
Derivatives		15
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	45	223
Total assets at fair value	204	407
Total liabilities at fair value	262	58
Recurring basis | Not Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	152	184
Derivatives	262	43
Recurring basis | Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	7	0
Derivatives	0	15
Recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	45	223
Total assets at fair value	76	334
Total liabilities at fair value	160	48
Recurring basis | Level 1 | Not Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	24	111
Derivatives	160	33
Recurring basis | Level 1 | Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	7	0
Derivatives	0	15
Recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Total assets at fair value	128	73
Total liabilities at fair value	102	10
Recurring basis | Level 2 | Not Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	128	73
Derivatives	102	10
Recurring basis | Level 2 | Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0	0
Derivatives	0	0
Recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Total assets at fair value	0	0
Total liabilities at fair value	0	0
Recurring basis | Level 3 | Not Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0	0
Derivatives	0	0
Recurring basis | Level 3 | Designated
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0	0
Derivatives	$ 0	$ 0